Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	1,338,832	1,970,886
Dilutive potential shares from stock options [Member]
Earnings per share [line items]
Exercise price of outstanding share options	$ 105.01	$ 100.69